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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [    ]; Amendment Number:_______

This Amendment (Check only one.):  [    ] is a restatement.
                                   [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage, LLC
Address: 10225 Yellow Circle Drive
         Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Graham van der Leeuw
Title:   Chief Operating Officer, Chief Compliance Officer and General Counsel
Phone:   (952) 942-3206

Signature, Place, and Date of Signing:

 /s/ Graham van der Leeuw  Minnetonka, Minnesota     October 30, 2010
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  46
Form 13F Information Table Value Total:  $326,257
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                          FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
          --------             ----------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                                                            VOTING AUTHORITY
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------
       NAME OF ISSUER           TITLE OF CLASS    CUSIP    (X$1000) PRN AMNT PRN CALL DISCRETION MANAGER   SOLE  SHARED  NONE
       --------------          ----------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ------
BLDRS INDEX FDS TR             EMER MK 50 ADR    09348R300   9651    214226  SH          SOLE      NONE        0   0    214226
CURRENCYSHARES AUSTRALIAN DL   AUSTRALIAN DOL    23129U101   3659     37722  SH          SOLE      NONE    19048   0     18674
ISHARES TR                     BARCLY USAGG B    464287226   8654     79646  SH          SOLE      NONE    26856   0     52790
ISHARES COMEX GOLD TR          ISHARES           464285105   2921    228183  SH          SOLE      NONE   145959   0     82224
ISHARES INC                    MSCI PAC J IDX    464286665  27540    621674  SH          SOLE      NONE   234881   0    386793
ISHARES SILVER TRUST           ISHARES           46428Q109   2966    139200  SH          SOLE      NONE    89066   0     50134
ISHARES TR                     BARCLYS 20+ YR    464287432   2770     26254  SH          SOLE      NONE    17277   0      8977
ISHARES TR                     COHEN&ST RLTY     464287564  10587    171011  SH          SOLE      NONE    74177   0     96834
ISHARES TR                     DJ US BAS MATL    464287838   7931    122783  SH          SOLE      NONE    43540   0     79243
ISHARES TR                     CONS SRVC IDX     464287580   7842    128282  SH          SOLE      NONE    45853   0     82429
ISHARES TR                     DJ US TELECOMM    464287713   8043    369108  SH          SOLE      NONE   131287   0    237821
ISHARES TR                     IBOXX INV CPBD    464287242  11392    100735  SH          SOLE      NONE    42049   0     58686
ISHARES TR                     MSCI EAFE IDX     464287465    339      6173  SH          SOLE      NONE        0   0      6173
ISHARES TR                     MSCI EMERG MKT    464287234  30449    680113  SH          SOLE      NONE   272869   0    407244
ISHARES TR                     REAL EST 50 IN    464288521   2789     87497  SH          SOLE      NONE    57600   0     29897
ISHARES TR                     S&P EURO PLUS     464287861    379     10009  SH          SOLE      NONE    10009   0         0
ISHARES TR                     S&P GTFIDX ETF    464288174   2744     66049  SH          SOLE      NONE    43272   0     22777
ISHARES TR                     S&P LTN AM 40     464287390  28005    554107  SH          SOLE      NONE   206882   0    347225
ISHARES TR                     S&P MC 400 GRW    464287606  40929    464838  SH          SOLE      NONE   165334   0    299504
ISHARES TR                     US PFD STK IDX    464288687   2769     69606  SH          SOLE      NONE    45826   0     23780
ISHARES TR                     BARCLYS TIPS BD   464287176   8725     80006  SH          SOLE      NONE    27269   0     52737
ISHARES TR                     BARCLYS 7-10 YR   464287440   8647     87335  SH          SOLE      NONE    29760   0     57575
ISHARES TR                     RESIDENT PLS CAP  464288562   2758     73784  SH          SOLE      NONE    48537   0     25247
ISHARES TR                     HIGH YLD CORP     464288513   2678     29853  SH          SOLE      NONE    19645   0     10208
POWERSHARES GLOBAL ETF TRUST   AGG PFD PORT      73936T565    839     58033  SH          SOLE      NONE        0   0     58033
POWERSHS DB MULTI SECT COMM    DB BASE METALS    73936B705   3565    162769  SH          SOLE      NONE    82029   0     80740
POWERSHS DB MULTI SECT COMM    DB GOLD FUND      73936B606    852     18368  SH          SOLE      NONE        0   0     18368
POWERSHS DB MULTI SECT COMM    DB PREC MTLS      73936B200   3729     82478  SH          SOLE      NONE    41525   0     40953
POWERSHS DB MULTI SECT COMM    DB SILVER FUND    73936B309    924     23981  SH          SOLE      NONE        0   0     23981
POWERSHARES GLOBAL ETF TRUST   SOVEREIGN DEBT    73936T573    825     29589  SH          SOLE      NONE        0   0     29589
POWERSHARES GLOBAL ETF TRUST   FDM HG YLD RAFI   73936T557    821     44934  SH          SOLE      NONE        0   0     44934
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104   2701     55040  SH          SOLE      NONE    36215   0     18825
ISHARES TR                     S&P NA SOFTWR     464287515   7922    152758  SH          SOLE      NONE    54398   0     98360
VANGUARD WORLD FDS             CONSUM DIS ETF    92204A108   3011     56054  SH          SOLE      NONE        0   0     56054
VANGUARD WORLD FDS             CONSUM STP ETF    92204A207   2787     39437  SH          SOLE      NONE        0   0     39437
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF       922042858  10751    236488  SH          SOLE      NONE        0   0    236488
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF       922042874   9343    191767  SH          SOLE      NONE        0   0    191767
VANGUARD WORLD FD              EXTENDED DUR      921910709    792      8052  SH          SOLE      NONE        0   0      8052
VANGUARD BD INDEX FD INC       INTERMED TERM     921937819   5784     66694  SH          SOLE      NONE        0   0     66694
VANGUARD WORLD FDS             MATERIALS ETF     92204A801   2965     41819  SH          SOLE      NONE        0   0     41819
VANGUARD INDEX FDS             MCAP GR IDXVIP    922908538  15414    284916  SH          SOLE      NONE        0   0    284916
VANGUARD INDEX FDS             MID CAP ETF       922908629    862     12997  SH          SOLE      NONE        0   0     12997
VANGUARD INDEX FDS             REIT ETF          922908553   4601     88354  SH          SOLE      NONE        0   0     88354
VANGUARD BD INDEX FD INC       SHORT TRM BOND    921937827   4890     59811  SH          SOLE      NONE        0   0     59811
VANGUARD BD INDEX FD INC       TOTAL BND MRKT    921937835   4913     59439  SH          SOLE      NONE        0   0     59439
VANGUARD WORLD FDS             UTILITIES ETF     92204A876   2799     42128  SH          SOLE      NONE        0   0     42128

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